Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Expense [Abstract]
Interest expense on bank debt (Note 7)	$ 1,179	$ 8,499	$ 3,191
Interest expense and other fees on related party debt (Note 4)	0	0	277
Amortization of deferred financing costs on bank and related party debt	107	244	402
Other financial expenses	0	759	0
Commitment fees and other	59	96	96
Total	$ 1,345	$ 9,598	$ 3,966